Summary of Significant Accounting Policies - Schedule of Revenue by Geographic Location (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Revenue by Geographic Location [Line Items]
Revenues	$ 21,431,952	$ 18,149,244	$ 16,732,688
PRC [Member]
Schedule of Revenue by Geographic Location [Line Items]
Revenues	11,297,071	8,237,285	11,056,162
Japan [Member]
Schedule of Revenue by Geographic Location [Line Items]
Revenues	9,452,279	9,911,959	5,676,526
USA [Member]
Schedule of Revenue by Geographic Location [Line Items]
Revenues	191,786
Singapore [Member]
Schedule of Revenue by Geographic Location [Line Items]
Revenues	$ 490,816